Fees Summary	Jun. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,350,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,450.49
Total Offset Amount	0.00
Net Fee	$ 76,450.49